	CLIFFORD CAPITAL PARTNERS FUND
Schedule of Investments	December 31, 2023 (unaudited)
		Shares			Value
97.11%	COMMON STOCK
10.28%	COMMUNICATION SERVICES
	Liberty Media Corp-Liberty SiriusXM(A) . . . .		165,900		$4,767,966
	Vodafone Group plc ADR . . . . . . . . . . . .		.419,600. .		3,650,520
	The Walt Disney Co . . . . . . . . . . . . . . . . .	.	.41,200.		3,719,948
					12,138,434
7.83%	CONSUMER DISCRETIONARY
	Big Lots, Inc..(A) . . . . . . . . . . . . . . . . . . . . .		.299,700. . .		2,334,663
	eBay, Inc.. . . . . . . . . . . . . . . . . . . . . . .	. 80,100. . . .		. .	3,493,962
	Perdoceo Education Corp.. . . . . . . . . . . .	.	195,100. .		3,425,956
					9,254,581
8.95%	CONSUMER STAPLES
	General Mills, Inc.. . . . . . . . . . . . . . . . . . . . .	. . 54,200			3,530,588
	Kenvue, Inc.. . . . . . . . . . . . . . . . . . . . . .	.	132,000. . . . .		2,841,960
	The Kraft Heinz Co . . . . . . . . . . . . .	.	113,700. . .	.	. 4,204,626.
					10,577,174
4.77%	ENERGY
	Liberty Energy, Inc.. . . . . . . . . . . . . . . . . . .	.	154,400. .		2,800,816
	Schlumberger Ltd.. . . . . . . . . . . . . . . . . . .	. .54,400.			2,830,976
					5,631,792
26.31%	FINANCIALS
	American Express Co.. . . . . . . . . . . . . . . . . . .		27,100		5,076,914
	Community Trust Bancorp, Inc.. . . . . . . . .	. . 97,000			4,254,420
	CVB Financial Corp.. . . . . . . . . . . . . . . . . .	.	211,100. .		4,262,109
	Evertec, Inc.. . . . . . . . . . . . . . . . . . . . . . .		.109,800. . . .		4,495,212
	Fidelity National Information Services, Inc..		71,700		4,307,019
	NCR Atleos Corp..(A) . . . . . . . . . . . . . .	.	176,100. . . .	.	4,277,469
	Westamerica Bancorp . . . . . . . . . . . . . . . . . .		78,000		4,399,980
					31,073,123

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QUARTERLY REPORT

	CLIFFORD CAPITAL PARTNERS FUND
Schedule of Investments - continued		December 31, 2023 (unaudited)
			Shares		Value
11.05%	HEALTH CARE
	Cardinal Health, Inc.. . . . . . . . . . . . . .	. . . . . .34,900.			$3,517,920
	GSK plc ADR . . . . . . . . . . . . . . . . . .	. . . . .89,600. . .			3,320,576
	Johnson & Johnson . . . . . . . . . . . . . . .	. . . . .	20,100		3,150,474
	Pfizer, Inc.. . . . . . . . . . . . . . . . . . .	. . . . 106,400. . . .		. . .	3,063,256
					13,052,226
18.58%	INDUSTRIALS
	3M Co.. . . . . . . . . . . . . . . . . . . . . . . . .		34,300. . .	. . .3,749,676.
	Forward Air Corp.. . . . . . . . . . . . . . .	. . . . .42,300. . .			2,659,401
	HNI Corp.. . . . . . . . . . . . . . . . . . . .	. . . . .	73,300. . .	. .	3,066,139
	Pitney Bowes, Inc.. . . . . . . . . . . . . .	. .	. . 1,261,400. . . .		5,550,160
	RTX Corp.. . . . . . . . . . . . . . . . . .	. .	. . .40,400. .	. . . . 3,399,256
	Stericycle, Inc..(A) . . . . . . . . . . . . .	. . . .	71,100. .	. .	. . 3,523,716
					21,948,348
5.81%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.. . . . . . . . . . . . . . . .		.61,400. .	. .	3,101,928
	DXC Technology Co..(A) . . . . . . . . . . . . . . . . . .		164,200		3,755,254
					6,857,182
3.53%	MATERIALS
	Compass Minerals International, Inc.. . .	. . .	78,000		1,974,960
	Sealed Air Corp.. . . . . . . . . . . . . . . . . .	. . . .	60,200. .		2,198,504
					4,173,464
97.11%	TOTAL COMMON STOCK . . . . . . . . . . .	. . . . . .	. . . . . .$114,706,324. . . .. . .
0.08%	MONEY MARKET FUND
	Federated Instituional Prime
	Obligations Fund 5..450%(B) . . . . . .	. . . . . 97,658			97,721

97.19% TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . $.114,804,045. . . . . . . .

2.81% Assets net of liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . 3,314,599. . . . . . . .

100.00% NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$.118,118,644. . . . . . . . .

(A)Non-income producing

(B)Effective 7 day yield as of December 29, 2023

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QUARTERLY REPORT

CLIFFORD CAPITAL PARTNERS FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

			Level 2	Level 3
			Other
			Significant	Significant
			Observable	Unobservable
	Quoted Prices		Inputs	Inputs	Total
Common Stocks . . . . . . .	. $.114,706,324.		$—	$—	$114,706,324
Money Market Funds . . . .	. .	97,721			97,721

Total Investments . . . . . . . .$ 114,804,045.			$—	$—	$114,804,045

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023..

At December 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $107,942,048 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,541,139
Gross unrealized depreciation	(7,679,142)
Net unrealized appreciation	$6,861,997

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QUARTERLY REPORT